Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Aggregated VIE Assets and Liabilities and Performance
The table below illustrates the aggregated VIE assets and liabilities and performance for the Physicians Groups:

	As of December 31,
(in thousands)	2021	2020
Total Assets	$80,445	$8,182

Total Liabilities	$59,988	$12,371

	Years Ended December 31,
(in thousands)	2021	2020	2019
Total revenue	$24,145	$227	$—
Operating expenses:
Third-party medical costs	13,133	—	—
Direct patient expense	9,493	3,109	—
Selling, general and administrative expenses	23,895	1,020	—
Depreciation and amortization expense	1,405	188	—

Total operating expenses	47,926	4,317	—

Net loss	$(23,781)	$(4,090)	$—